[GRAHIC OMITTED]
                                                               SEMIANNUAL REPORT




OCTOBER 31, 2002




[GRAPHIC OMITTED]
OAKHURST(R)


PHOENIX-OAKHURST INCOME & GROWTH FUND







[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT



DEAR SHAREHOLDER:

      As a firm, Phoenix Investment Partners has always encouraged investors to use a variety of styles and strategies to mitigate the pain associated with the type of volatile market that we have experienced over the last 12 months and more. A diversified portfolio can help to offer protection by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in whatever style or asset class is currently in favor. Of course, diversification itself does not guarantee against a loss, and there can be no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

      We recognize that it is important for investors to succeed in reaching their personal financial goals within the context of their risk tolerance and investment horizon. Your financial advisor can show you the benefits of asset allocation to help you shape an investment plan to meet your needs. Investors' biggest challenge is adopting an investing discipline and committing to it. As always, your financial advisor can provide the insight and wisdom to help keep you on track to meet your financial goals. To learn more about the markets and investing, ask your financial advisor to share Phoenix's exclusive "Investing Perspectives" presentation.

      If you have any questions about your account, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574, option 4. To obtain current mutual fund prices and performance information, go to PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center." And, while you're there, take advantage of our new Investor Resources, including educational, tax and retirement topics.


Sincerely,

/S/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
President, Phoenix Funds

OCTOBER 31, 2002



--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-OAKHURST INCOME & GROWTH FUND




                         INVESTMENTS AT OCTOBER 31, 2002
                                   (UNAUDITED)





                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                         ----------    -------    -----------

AGENCY MORTGAGE-BACKED SECURITIES--3.2%

FNCI 5.50%, 8/1/17 .......................   AAA       $ 3,885    $  4,011,703
GNMA 6.50%, '23-'32 ......................   AAA         9,421       9,894,749

------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,214,653)                                       13,906,452
------------------------------------------------------------------------------

MUNICIPAL BONDS--8.5%

CALIFORNIA--2.6%
Kern County Pension Obligation Revenue
Taxable 7.26%, 8/15/14 ...................   AAA         1,500       1,787,685

Long Beach Pension Obligation Taxable
Prerefunded 6.87%, 9/1/06 ................   AAA         2,075       2,377,369

Long Beach Pension Obligation Taxable
Unrefunded 6.87%, 9/1/06 .................   AAA           675         773,361

Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11 ..........   AAA         1,000       1,187,350

San Bernardino County Pension Obligation
Revenue Taxable 6.87%, 8/1/08 ............   AAA         1,335       1,549,321

Sonoma County Pension Obligation
Revenue Taxable 6.625%, 6/1/13 ...........   AAA         2,100       2,403,891

Ventura County Pension Obligation
Revenue Taxable 6.54%, 11/1/05 ...........   AAA         1,325       1,476,209
                                                                  ------------
                                                                    11,555,186
                                                                  ------------
FLORIDA--0.7%
Tampa Solid Waste System Revenue
Taxable Series A 6.23%, 10/1/05 ..........   AAA         2,820       3,017,541

ILLINOIS--0.7%
Chicago Water Revenue 5%, 11/1/31 ........   AAA         3,000       2,991,660

NEW JERSEY--0.5%
New Jersey Sports & Exposition Authority
Revenue Taxable Series A 6.75%, 3/1/10 ...   AAA         1,780       2,037,228

OREGON--0.7%
Multnomah County Pension Obligation
Revenue Taxable 7.20%, 6/1/10 ............   Aaa(c)      2,590       3,058,971



                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                         ----------    -------    -----------

PENNSYLVANIA--1.9%
Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A
5.69%, 4/15/07 ...........................   AAA       $ 3,000    $  3,297,000

Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 ...................   AAA         4,250       4,843,172
                                                                  ------------
                                                                     8,140,172
                                                                  ------------
TEXAS--1.4%
Dallas-Fort Worth International Airport
Revenue Taxable 6.40%, 11/1/06 ...........   AAA         4,415       4,985,992

Dallas-Fort Worth International Airport
Revenue Taxable 6.40%, 11/1/07 ...........   AAA         1,200       1,364,460
                                                                  ------------
                                                                     6,350,452
                                                                  ------------

------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $33,245,810)                                       37,151,210
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.3%

American Business Financial Services 02-2,
A3 4.76%, 6/15/21 ........................   AAA         1,000       1,035,042

Americredit Automobile Receivables Trust
02-1, E 8.40%, 8/6/09 ....................    BB         1,000         999,600

Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28 .........   AAA         1,500       1,611,686

Capital Auto Receivables Asset Trust 02-3,
A2A 3.05%, 9/15/05 .......................   AAA         2,000       2,033,389

Discover Card Master Trust I 98-6, A
5.85%, 1/17/06 ...........................   AAA         1,250       1,286,662

Household Automotive Trust 02-1, A4
4.39%, 5/18/09 ...........................   AAA         2,000       2,072,600

WFS Financial Owner Trust 00-C, A3
7.07%, 2/20/05 ...........................   AAA         2,554       2,594,331

World Omni Auto Receivables Trust 02-A,
A4 4.05%, 7/15/09 ........................   AAA         2,500       2,596,882

------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $13,909,142)                                       14,230,192
------------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & Growth Fund

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                         ----------    -------    -----------

CORPORATE BONDS--8.4%

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%,
7/15/07 ..................................   BBB-      $ 1,000    $    980,000

AIRLINES--0.5%
Northwest Airlines Corp. 00-1 8.072%,
10/1/19 ..................................   AAA           937       1,000,430

US Airways, Inc. Pass-Through Trust
6.85%, 1/30/18 ...........................   BBB+        1,364       1,034,599
                                                                  ------------
                                                                     2,035,029
                                                                  ------------
ALUMINUM--0.1%
Century Aluminum Co. 11.75%, 4/15/08 .....   BB-           550         508,750

AUTO PARTS & EQUIPMENT--0.2%
Lear Corp. 7.96%, 5/15/05 ................   BB+         1,000       1,040,000

BANKS--0.6%
Golden West Financial 4.125%, 8/15/07 ....    A          1,000       1,021,067

U.S. Bank of Minnesota N.A. 6.30%,
7/15/08 ..................................    A          1,500       1,677,612
                                                                  ------------
                                                                     2,698,679
                                                                  ------------
BROADCASTING & CABLE TV--0.8%
Clear Channel Communications, Inc.
6%, 11/1/06 ..............................   BBB-        1,000       1,027,350

Cox Communications, Inc. 7.75%,
8/15/06 ..................................   BBB           500         530,441

Cox Communications, Inc. 7.125%,
10/1/12 ..................................   BBB         1,950       2,014,715
                                                                  ------------
                                                                     3,572,506
                                                                  ------------
CASINOS & GAMING--0.4%
Ameristar Casinos, Inc. 10.75%, 2/15/09 ..    B          1,000       1,085,000
MGM Mirage, Inc. 9.75%, 6/1/07 ...........   BB+           550         599,500
                                                                  ------------
                                                                     1,684,500
                                                                  ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
Terex Corp. Series B 10.375%, 4/1/11 .....    B            700         637,000

CONSUMER FINANCE--0.8%
Ford Motor Credit Co. 6.50%, 1/25/07 .....   BBB         1,000         905,754
Ford Motor Credit Co. 7.25%, 10/25/11 ....   BBB         1,000         873,788

General Motors Acceptance Corp.
6.875%, 8/28/12 ..........................   BBB         1,000         905,009

Household Finance Corp. 6.75%, 5/15/11 ...    A-         1,000         883,925
                                                                  ------------
                                                                     3,568,476
                                                                  ------------



                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                         ----------    -------    -----------

DIVERSIFIED FINANCIAL SERVICES--1.1%
CIT Group, Inc. 6.875%, 11/1/09 ..........    A        $ 1,000    $    993,250

Goldman Sachs Group, Inc. 7.625%,
8/17/05 ..................................    A+           500         558,365

Lehman Brothers Holdings 6.25%,
5/15/06 ..................................    A            500         537,924

Pemex Master Trust 144A 7.875%,
2/1/09(b) ................................   BBB-        1,500       1,551,563

Stilwell Financial, Inc. 7.75%, 6/15/09 ..   BBB+        1,250       1,216,038
                                                                  ------------
                                                                     4,857,140
                                                                  ------------
ENVIRONMENTAL SERVICES--0.1%
Allied Waste North America Series B
7.375%, 1/1/04 ...........................   BB-           500         500,000

FOOD DISTRIBUTORS--0.1%
Fleming Cos., Inc. Series D 10.625%,
7/31/07 ..................................    B            500         320,000

GAS UTILITIES--0.2%
Amerigas Partners/Eagle Finance
8.875%, 5/20/11 ..........................   BB+         1,000       1,025,000

HEALTH CARE DISTRIBUTORS & SERVICES--0.4%
AmerisourceBergen Corp. 8.125%,
9/1/08 ...................................   BB-         1,695       1,822,125

HEALTH CARE FACILITIES--0.5%
HCA, Inc. 6.30%, 10/1/12 .................   BBB-        1,165       1,126,620
HEALTHSOUTH Corp. 10.75%, 10/1/08 ........    B+           910         687,050
Manor Care, Inc. 8%, 3/1/08 ..............   BBB           500         515,000
                                                                  ------------
                                                                     2,328,670
                                                                  ------------
HOMEBUILDING--0.5%
Lennar Corp. 7.625%, 3/1/09 ..............   BB+         1,250       1,271,875
Ryland Group 8%, 8/15/06 .................   BB+           970         984,550
                                                                  ------------
                                                                     2,256,425
                                                                  ------------
INTEGRATED OIL & GAS--0.4%
ChevronTexaco Capital Co. 3.50%,
9/17/07 ..................................    AA         1,000       1,011,584

Conoco Funding Co. 5.45%, 10/15/06 .......    A-           500         534,800
                                                                  ------------
                                                                     1,546,384
                                                                  ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Chesapeake Energy Corp. 8.375%,
11/1/08 ..................................    B+           500         513,750

PACKAGED FOODS AND MEATS--0.3%
Land O Lakes, Inc. 8.75%, 11/15/11 .......    BB         2,000       1,120,000



                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                         ----------    -------    -----------

RAILROADS--0.3%
Union Pacific Corp. 6.50%, 4/15/12 .......   BBB       $ 1,000    $  1,103,075

SOFT DRINKS--0.1%
Coca Cola Enterprises 4.375%, 9/15/09 ....    A            500         501,554

STEEL--0.1%
Allegheny Technologies, Inc. 8.375%,
12/15/11 .................................   BBB           255         244,800

WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc. 7.35%,
3/1/06 ...................................   BBB         1,500       1,327,500

AT&T Wireless Services, Inc. 7.50%,
5/1/07 ...................................   BBB           500         442,500
                                                                  ------------
                                                                     1,770,000
                                                                  ------------

------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $37,678,762)                                       36,633,863
------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--9.3%

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 ......................   Aaa(c)      2,800       3,092,502

DLJ Mortgage Acceptance Corp. 96-CF1,
A1B 7.58%, 3/13/28 .......................   AAA         4,400       4,513,190

G.E. Capital Mortgage Services, Inc. 96-8,
1M 7.25%, 5/25/26 ........................    AA           343         343,725

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 ...........   Aaa(c)      1,500       1,644,253

GMAC Commercial Mortgage Securities,
Inc. 97-C2, B 6.703%, 4/15/29 ............   Aa(c)       7,000       7,679,959

JP Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 ..................................   AAA         1,500       1,660,200

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32 .................................   Aaa(c)      2,000       2,338,821

Nationslink Funding Corp. 96-1, B 7.69%,
12/20/05 .................................   AAA         1,500       1,615,546

Norwest Asset Securities Corp. 99-13, B1
6.75%, 5/25/29 ...........................   AA(c)       8,831       9,220,477

Residential Funding Mortgage Securities I
96-S4, M1 7.25%, 2/25/26 .................   AAA         1,348       1,351,902



                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                         ----------    -------    -----------

Securitized Asset Sales, Inc. 93-J, 2B
6.784%, 11/28/23(d) ......................   AAA(c)    $ 5,232    $  5,294,072

Structured Asset Securities Corp. 00-C2, L
3.579%, 5/20/09(d) .......................   BBB-(c)     1,788       1,787,879

------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $38,652,775)                                       40,542,526
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--11.7%

BELIZE--0.5%
Government of Belize 9.50%, 8/15/12        BB-      2,250              2,237,625

BRAZIL--0.3%
Federal Republic of Brazil C Bond PIK
Interest Capitalization 8%, 4/15/14          B      2,463              1,443,828

BULGARIA--0.2%
Republic of Bulgaria 144A 8.25%
1/15/15(b) ...............................    BB           830         888,100

Republic of Bulgaria 8.25%, 1/15/15 ......    BB           170         181,900
                                                                  ------------
                                                                     1,070,000
                                                                  ------------
CHILE--0.2%
Republic of Chile 7.125%, 1/11/12 ........    A-           650         695,768

COLOMBIA--0.5%
Republic of Colombia 10%, 1/23/12 ........    BB         1,500       1,357,500
Republic of Colombia 11.75%, 2/25/20 .....    BB         1,000         944,000
                                                                  ------------
                                                                     2,301,500
                                                                  ------------
COSTA RICA--1.0%
Republic of Costa Rica 144A 9.335%,
5/15/09(b) ...............................    BB         3,185       3,399,988

Republic of Costa Rica 144A 9.995%,
8/1/20(b) ................................    BB         1,000       1,097,500
                                                                  ------------
                                                                     4,497,488
                                                                  ------------
EL SALVADOR--0.4%
Republic of El Salvador 144A 9.50%,
8/15/06(b) ...............................   BB+         1,350       1,552,500

GUATEMALA--0.5%
Republic of Guatemala 144A 10.25%,
11/8/11(b) ...............................    BB         2,000       2,290,000

JAMAICA--0.6%
Government of Jamaica 10.875%,
6/10/05 ..................................    B+           500         537,500

Government of Jamaica 144A 11.75%,
5/15/11(b) ...............................   Ba(c)         750         832,500

                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND



                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                         ----------    -------    -----------

Government of Jamaica 11.625%,
1/15/22 ..................................    B+       $ 1,000    $  1,100,000
                                                                  ------------
                                                                     2,470,000
                                                                  ------------
MEXICO--3.7%
United Mexican States Global Bond
7.50%, 1/14/12 ...........................   BBB-        3,500       3,648,750

United Mexican States Global Bond
8.125%, 12/30/19 .........................   BBB-       11,500      11,471,250

United Mexican States Global Bond
8.30%, 8/15/31 ...........................   BBB-        1,000         992,500
                                                                  ------------
                                                                    16,112,500
                                                                  ------------
PANAMA--0.6%
Republic of Panama 8.25%, 4/22/08 ........    BB         2,500       2,531,250

PERU--0.2%
Republic of Peru 144A 9.125%, 2/21/12(b) .   BB-           971         864,190

PHILIPPINES--0.8%
Republic of the Philippines 9.375%,
1/18/17 ..................................   BB+           750         766,875

Republic of the Philippines 9.875%,
1/15/19 ..................................   BB+         2,500       2,484,375
                                                                  ------------
                                                                     3,251,250
                                                                  ------------
POLAND--0.6%
Republic of Poland Bearer PDI 7%,
10/27/14(d) ..............................   BBB+          729         744,455

Republic of Poland Registered PDI 7%,
10/27/14(d) ..............................   BBB+        1,789       1,826,882
                                                                  ------------
                                                                     2,571,337
                                                                  ------------
RUSSIA--1.6%
Russian Federation 144A 8.25%,
3/31/10(b) ...............................   BB-         1,500       1,586,250

Russian Federation RegS 5%, 3/31/30(d) ...   BB-         5,750       4,395,156

Russian Ministry of Finance Series IV
3%, 5/14/03 ..............................   BB-           500         494,325

Russian Ministry of Finance Series VI
3%, 5/14/06 ..............................   BB-           500         432,500
                                                                  ------------
                                                                     6,908,231
                                                                  ------------

------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $48,707,987)                                       50,797,467
------------------------------------------------------------------------------



                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                         ----------    -------    -----------

FOREIGN CORPORATE BONDS--1.7%

CANADA--0.6%
Bowater Canada Finance 7.95%, 11/15/11 ...   BBB-      $ 1,000    $    977,902
Methanex Corp. 7.75%, 8/15/05 ............   BBB-        1,800       1,800,000
                                                                  ------------
                                                                     2,777,902
                                                                  ------------
CAYMAN ISLANDS--0.4%
Triton Energy Ltd. 8.875%, 10/1/07 .......   BBB         1,450       1,616,750

CHILE--0.5%
Empresa Nacional de Electricidad SA
Series B 8.50%, 4/1/09 ...................   BBB+          300         283,071

Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ........................   BBB         1,943       1,825,127
                                                                  ------------
                                                                     2,108,198
                                                                  ------------
NETHERLANDS--0.2%
Deutsche Telekom International Finance DT
8.50%, 6/15/10(d) ........................   BBB+          950       1,058,215

------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $7,495,000)                                         7,561,065
------------------------------------------------------------------------------

                                                       SHARES
                                                       -------
COMMON STOCKS--49.4%

ADVERTISING--0.0%
Omnicom Group, Inc. ......................               3,400         195,942

AEROSPACE & DEFENSE--1.0%
Boeing Co. (The) .........................              40,000       1,190,000
General Dynamics Corp. ...................               4,700         371,911
Honeywell International, Inc. ............              29,100         696,654
Lockheed Martin Corp. ....................               5,800         335,820
United Technologies Corp. ................              25,900       1,597,253
                                                                  ------------
                                                                     4,191,638

AGRICULTURAL PRODUCTS--0.2%
Fresh Del Monte Produce, Inc. ............              31,300         853,238

AIR FREIGHT & COURIERS--0.2%
CNF, Inc. ................................              10,700         344,433
FedEx Corp. ..............................               6,400         340,416
                                                                  ------------
                                                                       684,849
                                                                  ------------
APPAREL RETAIL--0.1%
Limited Brands ...........................              24,500         383,915

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Jones Apparel Group, Inc.(e) .............              25,100         869,464
Liz Claiborne, Inc. ......................              22,700         674,644
Polo Ralph Lauren Corp.(e) ...............               8,800         167,552


                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                                       SHARES         VALUE
                                                       -------    ------------
Tommy Hilfiger Corp.(e) ..................              46,600    $    351,830
V. F. Corp. ..............................              11,400         419,748
                                                                  ------------
                                                                     2,483,238
                                                                  ------------
APPLICATION SOFTWARE--0.4%
Fair, Isaac and Co., Inc. ................              26,200       1,007,914
Intuit, Inc.(e) ..........................              11,700         607,464
NetIQ Corp.(e) ...........................              23,000         324,530
                                                                  ------------
                                                                     1,939,908
                                                                  ------------
AUTO PARTS & EQUIPMENT--0.2%
Dana Corp. ...............................              16,600         166,000
Delphi Corp. .............................              31,300         217,848
Johnson Controls, Inc. ...................               7,300         569,400
                                                                  ------------
                                                                       953,248
                                                                  ------------
AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co. ...........................              79,600         673,416
General Motors Corp. .....................              16,300         541,975
                                                                  ------------
                                                                     1,215,391
                                                                  ------------
BANKS--3.7%
Astoria Financial Corp. ..................              30,200         790,636
Bank of America Corp. ....................              60,400       4,215,920
Bank One Corp. ...........................              35,700       1,376,949
Comerica, Inc. ...........................              38,900       1,698,374
First Tennessee National Corp. ...........              34,500       1,279,260
FleetBoston Financial Corp. ..............              33,200         776,548
Hibernia Corp. Class A ...................              29,200         575,532
SunTrust Banks, Inc. .....................              16,800       1,022,112
U.S. Bancorp .............................              66,000       1,391,940
Union Planters Corp. .....................              28,600         808,236
Wachovia Corp. ...........................              31,500       1,095,885
Wells Fargo & Co. ........................              18,600         938,742
                                                                  ------------
                                                                    15,970,134
                                                                  ------------
BIOTECHNOLOGY--0.2%
Charles River Laboratories International,
Inc.(e) ..................................              17,000         624,750

Invitrogen Corp.(e) ......................              12,300         342,924
                                                                  ------------
                                                                       967,674
                                                                  ------------
BREWERS--0.1%
Coors (Adolph) Co. Class B ...............               6,900         472,512

BROADCASTING & CABLE TV--0.3%
Clear Channel Communications, Inc.(e) ....              30,100       1,115,205

CASINOS & GAMING--0.4%
Aztar Corp.(e) ...........................              30,700         414,757
GTECH Holdings Corp.(e) ..................              30,200         785,200
MGM MIRAGE(e) ............................              17,400         541,140
                                                                  ------------
                                                                     1,741,097
                                                                  ------------



                                                       SHARES         VALUE
                                                       -------    ------------

COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. ....................              25,600    $    320,000

COMPUTER & ELECTRONICS RETAIL--0.1%
RadioShack Corp. .........................              12,600         263,340

COMPUTER HARDWARE--1.6%
Dell Computer Corp.(e) ...................              53,000       1,516,330
Hewlett-Packard Co. ......................             133,900       2,115,620
International Business Machines Corp. ....              42,700       3,370,738
                                                                  ------------
                                                                     7,002,688
                                                                  ------------
COMPUTER STORAGE & PERIPHERALS--0.1%
EMC Corp.(e) .............................              70,700         361,277

CONSUMER FINANCE--0.3%
MBNA Corp. ...............................              68,500       1,391,235

DATA PROCESSING SERVICES--0.1%
First Data Corp. .........................              14,900         520,606

DEPARTMENT STORES--0.6%
Federated Department Stores, Inc.(e) .....              19,900         610,930
May Department Stores Co. (The) ..........              22,800         532,380
Penney (J.C.) Co., Inc. ..................              40,700         775,335
Sears, Roebuck and Co. ...................              19,900         522,574
                                                                  ------------
                                                                     2,441,219
                                                                  ------------

DIVERSIFIED CHEMICALS--0.7%
Dow Chemical Co. (The) ...................              21,600         561,384
Du Pont (E.I.) de Nemours & Co. ..........              62,000       2,557,500
                                                                  ------------
                                                                     3,118,884
                                                                  ------------

DIVERSIFIED COMMERCIAL SERVICES--0.2%
Block (H&R), Inc. ........................              14,500         643,510
Cendant Corp.(e) .........................              22,400         257,600
                                                                  ------------
                                                                       901,110
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES--3.4%
American Express Co. .....................              32,800       1,192,936
Citigroup, Inc. ..........................             128,800       4,759,160
Fannie Mae ...............................              26,500       1,771,790
Freddie Mac ..............................              12,900         794,382
Goldman Sachs Group, Inc. (The) ..........               6,600         472,560
J.P. Morgan Chase & Co. ..................              86,200       1,788,650
Merrill Lynch & Co., Inc. ................              51,400       1,950,630
Morgan Stanley ...........................              55,200       2,148,384
                                                                  ------------
                                                                    14,878,492
                                                                  ------------

ELECTRIC UTILITIES--0.9%
DQE, Inc. ................................              44,100         702,954
Edison International(e) ..................              27,000         271,350
Entergy Corp. ............................              37,100       1,635,739

                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                                       SHARES        VALUE
                                                       -------    ------------
PPL Corp. ................................              23,700    $    820,257
TXU Corp. ................................              20,900         299,915
                                                                  ------------
                                                                     3,730,215
                                                                  ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Energizer Holding, Inc.(e) ...............              22,000         656,480

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Tech Data Corp.(e) .......................              12,600         402,570

EXCHANGE TRADED FUNDS--2.5%
SPDR Trust Series I ......................             124,400      11,011,888

FOOD DISTRIBUTORS--0.1%
SUPERVALU, Inc. ..........................              16,400         275,520

FOOD RETAIL--0.2%
Albertson's, Inc. ........................              15,100         336,881
Winn-Dixie Stores, Inc. ..................              35,600         534,712
                                                                  ------------
                                                                       871,593
                                                                  ------------
FOREST PRODUCTS--0.1%
Louisiana-Pacific Corp.(e) ...............              37,800         254,772

GAS UTILITIES--0.4%
Sempra Energy ............................              78,500       1,737,990

GENERAL MERCHANDISE STORES--1.1%
Target Corp. .............................              22,800         686,736
Wal-Mart Stores, Inc. ....................              81,000       4,337,550
                                                                  ------------
                                                                     5,024,286
                                                                  ------------
HEALTH CARE DISTRIBUTORS & SERVICES--0.2%
Cardinal Health, Inc. ....................               6,200         429,102
McKesson Corp. ...........................              14,900         444,169
                                                                  ------------
                                                                       873,271
                                                                  ------------
HEALTH CARE EQUIPMENT--0.5%
Bard (C.R.), Inc. ........................               9,100         508,963
Bio-Rad Laboratories, Inc. Class A(e) ....              17,500         745,675
St. Jude Medical, Inc.(e) ................              27,700         986,397
                                                                  ------------
                                                                     2,241,035
                                                                  ------------
HEALTH CARE FACILITIES--0.1%
Manor Care, Inc.(e) ......................              21,200         419,124

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The) ...................              46,500       1,342,920
Lowe's Cos., Inc. ........................              17,500         730,275
Sherwin-Williams Co. (The) ...............              33,200         908,020
                                                                  ------------
                                                                     2,981,215
                                                                  ------------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The) ...............              15,000         701,400
Stanley Works (The) ......................              13,600         440,232
                                                                  ------------
                                                                     1,141,632
                                                                  ------------



                                                       SHARES         VALUE
                                                       -------    ------------

HOUSEHOLD PRODUCTS--1.2%
Clorox Co. (The) .........................              19,000    $    853,670
Dial Corp. (The) .........................              24,000         510,240
Kimberly-Clark Corp. .....................              11,500         592,250
Procter & Gamble Co. (The) ...............              37,800       3,343,410
                                                                  ------------
                                                                     5,299,570
                                                                  ------------
HOUSEWARES & SPECIALTIES--0.2%
Fortune Brands, Inc. .....................              16,500         825,990

INDUSTRIAL CONGLOMERATES--2.1%
3M Co. ...................................               9,700       1,231,318
General Electric Co. .....................             279,900       7,067,475
Tyco International Ltd. ..................              51,400         743,244
                                                                  ------------
                                                                     9,042,037
                                                                  ------------
INDUSTRIAL MACHINERY--0.1%
ITT Industries, Inc. .....................               9,200         597,816

INTEGRATED OIL & GAS--2.4%
ChevronTexaco Corp. ......................              30,100       2,035,663
Exxon Mobil Corp. ........................             169,000       5,688,540
Occidental Petroleum Corp. ...............              93,900       2,678,967
                                                                  ------------
                                                                    10,403,170
                                                                  ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.4%
ALLTEL Corp. .............................              28,300       1,406,793
AT&T Corp. ...............................             127,000       1,656,080
BellSouth Corp. ..........................              77,700       2,031,855
Commonwealth Telephone Enterprises, Inc.(e)              9,100         335,972
SBC Communications, Inc. .................              70,300       1,803,898
Sprint Corp. (FON Group) .................              77,600         963,792
Verizon Communications, Inc. .............              65,500       2,473,280
                                                                  ------------
                                                                    10,671,670
                                                                  ------------
IT CONSULTING & SERVICES--0.3%
Computer Sciences Corp.(e) ...............              35,000       1,130,150
Electronic Data Systems Corp. ............              24,500         368,970
                                                                  ------------
                                                                     1,499,120
                                                                  ------------
LIFE & HEALTH INSURANCE--0.4%
MetLife, Inc. ............................              77,100       1,841,148

MANAGED HEALTH CARE--1.3%
CIGNA Corp. ..............................              12,600         455,364
Oxford Health Plans, Inc.(e) .............              32,700       1,162,812
UnitedHealth Group, Inc. .................              24,800       2,255,560
WellPoint Health Networks, Inc.(e) .......              24,500       1,842,645
                                                                  ------------
                                                                     5,716,381
                                                                  ------------


                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND


                                                       SHARES         VALUE
                                                       -------    ------------

MOVIES & ENTERTAINMENT--1.0%
AOL Time Warner, Inc.(e) .................             113,000    $  1,666,750
Viacom, Inc. Class B(e) ..................              47,300       2,110,053
Walt Disney Co. (The) ....................              23,700         395,790
                                                                  ------------
                                                                     4,172,593
                                                                  ------------
MULTI-LINE INSURANCE--0.8%
American International Group, Inc. .......              54,700       3,421,485

MULTI-UTILITIES--0.1%
Energy East Corp. ........................              20,400         434,520

NETWORKING EQUIPMENT--0.9%
Cisco Systems, Inc.(e) ...................             324,900       3,632,382
Emulex Corp.(e) ..........................              25,500         457,725
                                                                  ------------
                                                                     4,090,107
                                                                  ------------
OIL & GAS DRILLING--0.1%
Transocean, Inc.(e) ......................              20,200         443,996

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Apache Corp. .............................              12,500         675,750
Equitable Resources, Inc. ................              21,300         758,280
Unocal Corp. .............................              27,000         746,280
                                                                  ------------
                                                                     2,180,310
                                                                  ------------
PACKAGED FOODS AND MEATS--0.6%
ConAgra Foods, Inc. ......................              52,000       1,261,000
Dole Food Co., Inc. ......................              15,800         464,204
Hershey Foods Corp. ......................               8,600         559,602
Kellogg Co. ..............................              16,100         512,946
                                                                  ------------
                                                                     2,797,752
                                                                  ------------
PAPER PRODUCTS--0.2%
Georgia-Pacific Corp. ....................              16,400         200,080
International Paper Co. ..................              15,600         544,908
                                                                  ------------
                                                                       744,988
                                                                  ------------
PERSONAL PRODUCTS--0.2%
Gillette Co. (The) .......................              31,300         935,244

PHARMACEUTICALS--5.0%
Abbott Laboratories ......................              38,100       1,595,247
Bristol-Myers Squibb Co. .................              29,900         735,839
Forest Laboratories, Inc.(e) .............               4,300         421,357
Johnson & Johnson ........................              98,000       5,757,500
Merck & Co., Inc. ........................              57,600       3,124,224
Mylan Laboratories, Inc. .................              43,800       1,378,386
Pfizer, Inc. .............................             168,100       5,340,537
Pharmacia Corp. ..........................              32,900       1,414,700
Schering-Plough Corp. ....................              48,300       1,031,205
Wyeth ....................................              33,400       1,118,900
                                                                  ------------
                                                                    21,917,895
                                                                  ------------



                                                       SHARES         VALUE
                                                       -------     -----------

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. ........................              10,700    $    352,565

PROPERTY & CASUALTY INSURANCE--0.8%
Allstate Corp. (The) .....................              16,700         664,326
Ambac Financial Group, Inc. ..............              17,700       1,093,860
MGIC Investment Corp. ....................               7,500         314,700
Old Republic International Corp. .........              18,100         539,561
PMI Group, Inc. (The) ....................              15,300         455,940
Radian Group, Inc. .......................               9,600         338,592
                                                                  ------------
                                                                     3,406,979
                                                                  ------------
RAILROADS--0.3%
Union Pacific Corp. ......................              19,500       1,151,475

RESTAURANTS--0.2%
McDonald's Corp. .........................              37,500         679,125

SEMICONDUCTOR EQUIPMENT--0.2%
Applied Materials, Inc.(e) ...............              51,700         777,051
KLA-Tencor Corp.(e) ......................               9,100         324,051
                                                                  ------------
                                                                     1,101,102
                                                                  ------------
SEMICONDUCTORS--1.0%
Broadcom Corp. Class A(e) ................              18,600         222,828
Intel Corp. ..............................             166,400       2,878,720
QLogic Corp.(e) ..........................              12,300         428,163
Texas Instruments, Inc. ..................              42,800         678,808
                                                                  ------------
                                                                     4,208,519
                                                                  ------------
SOFT DRINKS--0.9%
Coca-Cola Co. (The) ......................              24,200       1,124,816
Coca-Cola Enterprises, Inc. ..............              14,100         336,144
Pepsi Bottling Group, Inc. (The) .........              15,600         420,420
PepsiCo, Inc. ............................              45,700       2,015,370
                                                                  ------------
                                                                     3,896,750
                                                                  ------------
SPECIALTY CHEMICALS--0.2%
Lubrizol Corp. (The) .....................              18,900         548,100
RPM International, Inc. ..................              34,900         525,594
                                                                  ------------
                                                                     1,073,694
                                                                  ------------
SPECIALTY STORES--0.3%
Claire's Stores, Inc. ....................              14,400         370,944
Office Depot, Inc.(e) ....................              30,900         444,651
Pier 1 Imports, Inc. .....................              18,700         352,495
Zale Corp.(e) ............................               6,600         192,720
                                                                  ------------
                                                                     1,360,810
                                                                  ------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                                                       SHARES        VALUE
                                                       -------   ------------

SYSTEMS SOFTWARE--2.3%
Computer Associates International, Inc. ..              38,300   $    569,138
Microsoft Corp.(e) .......................             141,500      7,566,005
Oracle Corp.(e) ..........................             127,800      1,302,282
VERITAS Software Corp.(e) ................              29,100        443,775
                                                                 ------------
                                                                    9,881,200
                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT--0.6%
Harris Corp. .............................              32,400        854,712
Motorola, Inc. ...........................             140,800      1,291,136
QUALCOMM, Inc.(e) ........................              16,900        583,388
                                                                 ------------
                                                                    2,729,236
                                                                 ------------
TOBACCO--0.5%
Philip Morris Cos., Inc. .................              51,800      2,110,850

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $236,782,661)                                    214,976,528
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.2%

AUTO PARTS & EQUIPMENT--0.1%
Magna International, Inc. Class A (Canada)              10,200        551,310

CONSUMER ELECTRONICS--0.1%
Garmin Ltd. (Cayman Islands)(e) ..........              12,600        263,592

SEMICONDUCTORS--0.0%
Marvell Technology Group Ltd. (Bermuda)(e)              12,600        204,246

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,027,388)                                        1,019,148
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $430,714,178)                                    416,818,451
-----------------------------------------------------------------------------



                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)       VALUE
                                         ----------    -------   -----------

SHORT-TERM OBLIGATIONS--2.8%

COMMERCIAL PAPER--2.8%
Pitney Bowes, Inc. 1.75%, 11/4/02 ........   A-1+      $ 2,500   $  2,499,635

Wal-Mart Stores, Inc. 1.77%, 11/7/02 .....   A-1+        2,740      2,739,192

Harley-Davidson Funding Corp. 1.76%,
11/8/02 ..................................   A-1         2,000      1,999,316

Enterprise Funding Corp. 1.80%,
11/12/02 .................................   A-1+        2,240      2,238,768

Park Avenue Receivables Corp. 1.78%,
11/27/02 .................................   A-1         2,690      2,686,542

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $12,163,453)                                      12,163,453
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $442,877,631)                                    428,981,904(a)

Other assets and liabilities, net--1.5%                             6,400,866

NET ASSETS--100.0%                                               $435,382,770



(a)Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $35,819,187 and gross depreciation of $49,714,914 for federal income tax purposes. At October 31, 2002, the aggregate cost of securities for federal income tax purposes was $442,877,631.
(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to a value of $15,887,718 or 3.6% of net assets.
(c)As rated by Moody's or Fitch.
(d)Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)Non-income producing.


                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND



                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002
                                  (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $442,877,631)                                  $428,981,904
                                                                   ------------
Cash                                                                      4,309
Receivables
   Interest and dividends                                             5,541,878
   Investment securities sold                                         5,056,119
   Fund shares sold                                                     259,750
   Receivable from adviser                                                1,043
Prepaid expenses                                                          8,651
                                                                   ------------
     Total assets                                                   439,853,654
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    3,183,992
   Fund shares repurchased                                              625,492
   Investment advisory fee                                              254,637
   Transfer agent fee                                                   181,542
   Distribution fee                                                     119,796
   Financial agent fee                                                   26,058
   Trustees' fee                                                          5,618
Accrued expenses                                                         73,749
                                                                   ------------
     Total liabilities                                                4,470,884
                                                                   ------------
NET ASSETS                                                         $435,382,770
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $476,741,360
Undistributed net investment income                                     397,920
Accumulated net realized loss                                       (27,860,783)
Net unrealized depreciation                                         (13,895,727)
                                                                   ------------
NET ASSETS                                                         $435,382,770
                                                                   ============
CLASS A

Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $389,829,557)                 50,727,807
Net asset value per share                                                 $7.68
Offering price per share $7.68/(1-5.75%)                                  $8.15

CLASS B

Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $44,156,793)                   5,726,960
Net asset value and offering price per share                              $7.71

CLASS C

Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,396,420)                      179,782
Net asset value and offering price per share                              $7.77





                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $  8,355,489
Dividends                                                             2,056,422
Foreign taxes withheld                                                   (9,874)
                                                                   ------------
     Total investment income                                         10,402,037
                                                                   ------------
EXPENSES
Investment advisory fee                                               1,624,852
Distribution fee, Class A                                               509,772
Distribution fee, Class B                                               275,195
Distribution fee, Class C                                                 6,934
Financial agent fee                                                     162,186
Transfer agent                                                          417,974
Custodian                                                                38,422
Printing                                                                 38,258
Professional                                                             18,815
Trustees                                                                 13,414
Registration                                                                561
Miscellaneous                                                            18,176
                                                                   ------------
     Total expenses                                                   3,124,559
     Custodian fees paid indirectly                                      (1,001)
                                                                   ------------
     Net expenses                                                     3,123,558
                                                                   ------------
NET INVESTMENT INCOME                                                 7,278,479
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (12,884,814)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (29,969,032)
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (42,853,846)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(35,575,367)
                                                                   ============


                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                    10/31/02       YEAR ENDED
                                                                                   (UNAUDITED)       4/30/02
                                                                                  -------------   -------------
FROM OPERATIONS
   Net investment income (loss)                                                   $   7,278,479    $  17,238,548
   Net realized gain (loss)                                                         (12,884,814)      (8,963,366)
   Net change in unrealized appreciation (depreciation)                             (29,969,032)     (26,311,320)
                                                                                  -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (35,575,367)     (18,036,138)
                                                                                  -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                    (6,737,962)     (15,429,085)
   Net investment income, Class B                                                      (655,070)      (2,573,714)
   Net investment income, Class C                                                       (16,383)         (24,292)
                                                                                  -------------    -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (7,409,415)     (18,027,091)
                                                                                  -------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (3,541,461 and 6,765,674 shares, respectively)      27,887,843       59,244,208
   Net asset value of shares issued from reinvestment of distributions
     (690,063 and 1,428,220 shares, respectively)                                     5,385,636       12,164,705
   Cost of shares repurchased (4,958,817 and 7,195,366 shares, respectively)        (38,729,134)     (62,341,284)
                                                                                  -------------    -------------
Total                                                                                (5,455,655)       9,067,629
                                                                                  -------------    -------------
CLASS B
   Proceeds from sales of shares (182,536 and 348,573 shares, respectively)           1,439,429        3,012,903
   Net asset value of shares issued from reinvestment of distributions
     (74,287 and 267,508 shares, respectively)                                          584,830        2,287,659
   Cost of shares repurchased (2,845,690 and 7,724,380 shares, respectively)        (22,443,997)     (67,645,724)
                                                                                  -------------    -------------
Total                                                                               (20,419,738)     (62,345,162)
                                                                                  -------------    -------------
CLASS C
   Proceeds from sales of shares (50,537 and 90,501 shares, respectively)               408,534          786,124
   Net asset value of shares issued from reinvestment of distributions
     (1,886 and 2,541 shares, respectively)                                              14,874           21,919
   Cost of shares repurchased (16,713 and 26,009 shares, respectively)                 (131,440)        (226,467)
                                                                                  -------------    -------------
Total                                                                                   291,968          581,576
                                                                                  -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (25,583,425)     (52,695,957)
                                                                                  -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (68,568,207)     (88,759,186)

NET ASSETS
   Beginning of period                                                              503,950,977      592,710,163
                                                                                  -------------    -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $397,920 AND $528,856, RESPECTIVELY]                                      $ 435,382,770    $ 503,950,977
                                                                                  =============    =============

                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                              -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                            YEAR ENDED APRIL 30,
                                               10/31/02       -------------------------------------------------------------
                                              (UNAUDITED)     2002(5)       2001          2000         1999          1998
Net asset value, beginning of period            $ 8.41        $ 8.98       $ 9.75        $ 9.68      $ 10.20        $ 9.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.13(3)       0.29(3)      0.32          0.34(3)      0.36          0.38
   Net realized and unrealized gain (loss)       (0.73)        (0.56)       (0.30)         0.06         0.29          1.63
                                                ------        ------       ------        ------      -------        ------
     TOTAL FROM INVESTMENT OPERATIONS            (0.60)        (0.27)        0.02          0.40         0.65          2.01
                                                ------        ------       ------        ------      -------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.13)        (0.30)       (0.35)        (0.33)       (0.38)        (0.39)
   Distributions from net realized gains            --            --        (0.44)           --        (0.79)        (1.28)
                                                ------        ------       ------        ------      -------        ------
     TOTAL DISTRIBUTIONS                         (0.13)        (0.30)       (0.79)        (0.33)       (1.17)        (1.67)
                                                ------        ------       ------        ------      -------        ------
Change in net asset value                        (0.73)        (0.57)       (0.77)         0.07        (0.52)         0.34
                                                ------        ------       ------        ------      -------        ------
NET ASSET VALUE, END OF PERIOD                  $ 7.68        $ 8.41       $ 8.98        $ 9.75       $ 9.68       $ 10.20
                                                ======        ======       ======        ======       ======       =======
Total return(1)                                  (7.14)%(7)    (3.01)%       0.35%         4.24%        6.97%        21.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $389,830      $432,632     $453,174      $475,854     $565,276      $459,992
RATIO TO AVERAGE NET ASSETS OF:
   Expenses                                       1.25 %(2)(6)  1.26 %(2)    1.26%(4)      1.18%(2)     1.17%(2)      1.13%
   Net investment income                          3.23 %(6)     3.29 %       3.41%         3.59%        3.64%         3.61%
Portfolio turnover                                  44 %(7)       64 %         48%           58%          68%          155%



                                                                               CLASS B
                                              -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                            YEAR ENDED APRIL 30,
                                               10/31/02       -------------------------------------------------------------
                                              (UNAUDITED)     2002(5)       2001          2000         1999          1998
Net asset value, beginning of period            $ 8.43        $ 9.00       $ 9.77        $ 9.69      $ 10.22        $ 9.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.10(3)       0.22(3)      0.24          0.27(3)      0.29          0.30
   Net realized and unrealized gain (loss)       (0.72)        (0.56)       (0.29)         0.06         0.29          1.64
                                                ------        ------       ------        ------      -------        ------
     TOTAL FROM INVESTMENT OPERATIONS            (0.62)        (0.34)       (0.05)         0.33         0.58          1.94
                                                ------        ------       ------        ------      -------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.10)        (0.23)       (0.28)        (0.25)       (0.32)        (0.31)
   Distributions from net realized gains            --            --        (0.44)           --        (0.79)        (1.28)
                                                ------        ------       ------        ------      -------        ------
     TOTAL DISTRIBUTIONS                         (0.10)        (0.23)       (0.72)        (0.25)       (1.11)        (1.59)
                                                ------        ------       ------        ------      -------        ------
Change in net asset value                        (0.72)        (0.57)       (0.77)         0.08        (0.53)         0.35
                                                ------        ------       ------        ------      -------        ------
NET ASSET VALUE, END OF PERIOD                  $ 7.71        $ 8.43       $ 9.00        $ 9.77       $ 9.69       $ 10.22
                                                ======        ======       ======        ======       ======       =======
Total return(1)                                  (7.42)%(7)    (3.78)%       0.37%         3.40%        6.18%        21.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $ 44,157      $ 70,096     $138,837      $226,992     $310,783      $361,876
RATIO TO AVERAGE NET ASSETS OF:
   Expenses                                       2.00 %(2)(6)  2.01 %(2)    2.01%(4)      1.93%(2)     1.92%(2)      1.88%
   Net investment income                          2.47 %(6)     2.55 %       2.65%         2.84%        2.92%         2.86%
Portfolio turnover                                  44 %(7)       64 %         48%           58%          68%          155%


(1) Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effects of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.25% for Class A and 2.00% for Class B, respectively.
(5) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002 was to increase the ratio of net investment income to average net assets from 3.26% to 3.29% and from 2.53% to 2.55% for Class A and Class B, respectively. There was no effect to net investment income (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                      CLASS C
                                             -------------------------------------------------------
                                             SIX MONTHS                                     FROM
                                               ENDED           YEAR ENDED APRIL 30,      INCEPTION
                                              10/31/02         -------------------       8/27/99 TO
                                             (UNAUDITED)       2002(7)       2001          4/30/00
Net asset value, beginning of period           $ 8.49          $ 9.07       $ 9.85         $ 9.61
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.10(3)         0.22(3)      0.25           0.18(3)
   Net realized and unrealized gain (loss)      (0.72)          (0.57)       (0.31)          0.23
                                               ------          ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS           (0.62)          (0.35)       (0.06)          0.41
                                               ------          ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.10)          (0.23)       (0.28)         (0.17)
   Distributions from net realized gains           --              --        (0.44)            --
                                               ------          ------       ------         ------
     TOTAL DISTRIBUTIONS                        (0.10)          (0.23)       (0.72)         (0.17)
                                               ------          ------       ------         ------
Change in net asset value                       (0.72)          (0.58)       (0.78)          0.24
                                               ------          ------       ------         ------
NET ASSET VALUE, END OF PERIOD                 $ 7.77          $ 8.49       $ 9.07         $ 9.85
                                               ======          ======       ======         ======
Total return(1)                                 (7.37)%(5)      (3.86)%      (0.37)%         4.12%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $1,396          $1,223         $699           $356
RATIO TO AVERAGE NET ASSETS OF:
   Expenses                                      2.01 %(2)(4)    2.02 %(2)    2.01 %(6)      1.93%(2)(4)
   Net investment income                         2.48 %(4)       2.50 %       2.67 %         2.81%(4)
Portfolio turnover                                 44 %(5)         64 %         48 %           58%(5)


(1) Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effects of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) Annualized.
(5) Not Annualized.
(6) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 2.00%.
(7) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002 was to increase the ratio of net investment income to average net assets from 2.47% to 2.50% for Class C. There was no effect to net investment income (loss) per share and net realized and unrealized gain
    (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.


                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Oakhurst Income & Growth Fund (the "Fund") is organized as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a diversified Fund and its primary investment objective is to invest in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Effective May 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium on fixed income securities and classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income. The cumulative effect of the accounting changes had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in a $133,498 reduction in cost of securities, $133,498 increase in net unrealized appreciation (depreciation) and a corresponding $133,498 decrease in undistributed net investment income, based on securities held by the Fund on April 30, 2001.

   The effect of the accounting changes for the six months ended October 31, 2002 was to increase net investment income by $125,589, increase net unrealized appreciation (depreciation) by $47,298 and decrease net realized gains (losses) by $172,887. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX-OAKHURST INCOME & GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (UNAUDITED) (CONTINUED)


F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date. There were no when-issued securities held at October 31, 2002.

G. SECURITY LENDING:

   The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. There were no securities on loan at October 31, 2002.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1 billion, 0.65% for the second $1 billion and 0.60% for average daily net assets over $2 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $9,647 for Class A shares, deferred sales charges of $34,557 for Class B shares and $623 for Class C shares for the six months ended October 31, 2002. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 2002, $281,046 was retained by the Distributor, $485,310 was paid to unaffiliated participants and $25,545 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   For the six months ended October 31, 2002, the Fund paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions of $6,036 in connection with portfolio transactions effected by it.

   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended October 31, 2002, financial agent fees were $162,186 of which PEPCO received $22,994. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as subtransfer agent. For the six months ended October 31, 2002, transfer agent fees were $417,974 of which PEPCO retained $92,595.

   At October 31, 2002, PNX and affiliates held 215 Class A shares and 11,890 Class C shares of the Fund with a combined value of $94,037.

3. PURCHASE AND SALE OF SECURITIES

   During the six months ended October 31, 2002, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $176,833,306 and $186,211,349, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $20,083,534 and $39,691,351, respectively.

4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION

   The Fund has $10,678,786 capital loss carryovers expiring in 2010, which may be used to offset future capital gains.



   This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Income & Growth Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

FUND MANAGEMENT


     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND                 LENGTH OF            OVERSEEN BY                    DURING PAST 5 YEARS AND
         ADDRESS                    TIME SERVED             TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)            Served since 1993.            28            Currently retired.

------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)         Served since 1993.            38            Chairman, Rittenhouse Advisors, LLC (consulting firm)
  Rittenhouse Advisors, LLC                                                 since 2001. Trustee/Director, Realty Foundation of New
  101 Park Avenue                                                           York (1972-present), Pace University (1978-present),
  New York, NY 10178                                                        New York Housing Partnership Development Corp.
                                                                            (Chairman) (1981-present), Greater New York Councils,
                                                                            Boy Scouts of America (1985-present), Academy of
                                                                            Political Science (Vice Chairman) (1985-present),
                                                                            Urstadt Biddle Property Corp. (1989-present), The
                                                                            Harlem Youth Development Foundation (1998-present).
                                                                            Chairman, Metropolitan Transportation Authority
                                                                            (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                            Consolidated Edison Company of New York, Inc.
                                                                            (1970-2002), Atlantic Mutual Insurance Company
                                                                            (1974-2002), Centennial Insurance Company (1974-2002),
                                                                            Josiah Macy, Jr., Foundation (1975-2002), Union
                                                                            Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                                            Mortgage Securities Fund (Advisory Director)
                                                                            (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)      Served since 1993.            38            Currently retired.
  The Flat, Elmore Court
  Elmore, GL05, GL2 3NT U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)      Served since 1995.            31            Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902                                                  (1984-present). Director (1989-1997), Chairman of the
  Naples, FL 34108                                                          Board (1993-1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)         Served since 1993.            28            Partner, Stonington Partners, Inc. (private equity
  Stonington Partners, Inc.                                                 fund) since 2001. Chairman (1995 to 2000) and Chief
  736 Market Street, Ste. 1430                                              Executive Officer (1995-1998), Carson Products Company
  Chattanooga, TN 37402                                                     (cosmetics). Director/Trustee, Evergreen Funds (6
                                                                            portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)    Served since 2001.            36            Managing Director, U.S. Trust Company of New York
  United States Trust                                                       (private bank) (1982-present).
  Company of NY
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


                                                          NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND                 LENGTH OF            OVERSEEN BY                    DURING PAST 5 YEARS AND
         ADDRESS                    TIME SERVED             TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)        Served since 1995.            38            Vice President, W.H. Reaves and Company (investment
  W.H. Reaves and Company                                                   management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)      Served since 1993.            28            Managing Director, Northway Management Company
  Northway Management Company                                               (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                          (1993-1998).
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71)   Served since 1995.            28            Director, UST Inc. (1995-present), HPSC Inc.
  200 Duke Street                                                           (1995-present), Compuware (1996-present) and WWF, Inc.
  Alexandria, VA 22314                                                      (2000-present). President, The Trust for America's
                                                                            Health (non-profit) (2001-present). Director, Duty
                                                                            Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



                                                          NUMBER OF
                                                         PORTFOLIOS IN
   NAME, (AGE), ADDRESS                                   FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
      AND POSITION(S)              LENGTH OF              OVERSEEN BY                    DURING PAST 5 YEARS AND
       WITH TRUST                 TIME SERVED               TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche (68)     Served since 2002.            28            Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC                                                  (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                                    (2001-present) and Phoenix Life Insurance Company
   59th Floor                                                               (1989-present).
   New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin (56)   Served since 1993.            49             Director, PXRE Corporation (Delaware) (1985-present),
                                                                            World Trust Fund (1991-present). Chairman (1997-2002),
   Chairman and President                                                   Director (1995-2002), Vice Chairman (1995-1997) and
                                                                            Chief Executive Officer (1995-2002), Phoenix
                                                                            Investment Partners, Ltd. Director, Executive Vice
                                                                            President and Chief Investment Officer, The Phoenix
                                                                            Companies, Inc. (2001-2002). Director (1994-2002) and
                                                                            Executive Vice President, Investments (1988-2002),
                                                                            Phoenix Life Insurance Company. Director (1983-2002)
                                                                            and Chairman (1995-2002), Phoenix Investment Counsel,
                                                                            Inc. Director (1984-2002) and President (1990-2000),
                                                                            Phoenix Equity Planning Corporation. Chairman and
                                                                            Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                            (1999-2002). Director and President, Phoenix
                                                                            Investment Management Company (2001-2002). Director
                                                                            and Executive Vice President, Phoenix Life and Annuity
                                                                            Company (1996-2002). Director and Executive Vice
                                                                            President, PHL Variable Insurance Company (1995-2002).
                                                                            Director, Phoenix National Trust Company (1996-2002).
                                                                            Director and Vice President, PM Holdings, Inc.
                                                                            (1985-2002). Director, PHL Associates, Inc.
                                                                            (1995-2002). Director (1992-2002) and President
                                                                            (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates (56)          Served since 1993.            28            Chairman, IBEX Capital Markets Inc. (financial
   IBEX Capital Markets, Inc.                                               services) (1997-present). Managing Director, Wydown
   60 State Street, Ste. 950                                                Group (consulting firm) (1994-present). Director,
   Boston, MA 02109                                                         Investors Financial Service Corporation
                                                                            (1995-present), Investors Bank & Trust Corporation
                                                                            (1995-present), Plymouth Rubber Co. (1995-present),
                                                                            Stifel Financial (1996-present), Connecticut River
                                                                            Bancorp (1998-present), Connecticut River Bank
                                                                            (1998-present), 1Mind, Inc. (1999-present) and
                                                                            1Mind.com (2000-present). Director and Treasurer,
                                                                            Endowment for Health, Inc. (2000-present). Chairman,
                                                                            Emerson Investment Management, Inc. (2000-present).
                                                                            Member, Chief Executives Organization (1996-present).
                                                                            Vice Chairman, Massachusetts Housing Partnership
                                                                            (1998-1999). Director, Blue Cross and Blue Shield of
                                                                            New Hampshire (1994-1999), AIB Govett Funds
                                                                            (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                            Director, Phoenix Investment Partners, Ltd.
                                                                            (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------



  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd., and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, IBEX Capital Markets, Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                  POSITION(S) HELD WITH
    NAME, (AGE), AND               TRUST AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
         ADDRESS                      TIME SERVED                                DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)         Executive Vice President      Executive Vice President and Chief Financial Officer (1999-present),
                                since 2000.                   Senior Vice President and Chief Financial Officer (1995-1999),
                                                              Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                              Vice President, Finance (1990-present), Chief Financial Officer
                                                              (1996-present), and Treasurer (1998-present), Phoenix Equity
                                                              Planning Corporation. Director (1998-present), Senior Vice President
                                                              (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                              (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                              President and Chief Financial Officer, Duff & Phelps Investment
                                                              Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                              (1990-present).
-----------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (50)           Executive Vice President      President, Private Client Group (1999-present), Executive Vice
                                since 1998.                   President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                              Ltd. President, Private Client Group, Phoenix Equity Planning
                                                              Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                              Complex (1998-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (54)       Vice President since 1999.    Vice President and Compliance Officer, Phoenix Investment Partners,
                                                              Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                              (1999-present). Vice President, Phoenix Fund Complex (1999-present).
                                                              Compliance Officer (2000-present) and Associate Compliance Officer
                                                              (1999), PXP Securities Corp. Vice President, Risk Management
                                                              Liaison, Bank of America (1996-1999). Vice President, Securities
                                                              Compliance, The Prudential Insurance Company of America (1993-1996).
                                                              Branch Chief/Financial Analyst, Securities and Exchange Commission,
                                                              Division of Investment Management (1972-1993).
-----------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)         Treasurer since 1994.         Vice President, Fund Accounting (1994-present) and Treasurer
                                                              (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                              Phoenix Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (44)         Secretary since 2002.         Vice President and Insurance and Investment Products Counsel
  One American Row                                            (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-OAKHURST INCOME & GROWTH FUND

101 Munson Street
Greenfield, Massachusetts 01301



TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
                                                            ---------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            LOUISVILLE, KY
                                                            PERMIT NO. 1051
                                                            ---------------



PHOENIX EQUITY PLANNING CORPORATION
P.O. BOX 150480
HARTFORD, CT 06115-0480




[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.




For more information about Phoenix mutual funds, please call your financial representative or contact us AT 1-800-243-4361 OR PHOENIXINVESTMENTS.COM.






E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.




PXP 661 (12/02)